Commitments	12 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Commitments

29. Commitments

Sales agreements for future delivery

BrasilAgro and its subsidiaries have sales agreements for future delivery with some customers, as shown below:

Product	Delivery date	Quantity	Agreements	Unit	Currency	Price
2025/26 crop
Soybean	Feb26-Jul26	96,573	4	bags	R$	109.45
Soybean	Apr26-Jul26	86,656	4	bags	US$	22.30
Cotton lint	Aug26-Nov26	1,500	4	ton	R$	10,583.98
Cotton lint	Aug26-Nov26	2,016	5	ton	US$	1,459.42
Cotton lint	Aug26-Nov26	800	2	ton	**	**
Corn	May26-Aug26	298,843	9	bags	R$	55.07
Corn	May26-Aug26	142,719	5	bags	US$	10.31
Corn	May26-Sep26	250,000	2	bags	**	**

2026/27 crop
Soybean	Feb27-Mar27	16,667	1	bags	R$	110.00
Soybean	Feb27-Mar27	141,667	4	bags	US$	20.89
Soybean	Feb27-Mar27	66,667	2	bags	**	**
Sugarcane	Apr26-Dec26	1,144,765	1	ton	*	*

*	The price applied to sugarcane invoicing varies according to the Consecana rate for the month of invoicing. For the Brazilian Real-denominated sugarcane contract, the Company is committed to delivering 1,250,000 tonnes; however, should productivity exceed this amount, the surplus will be sold to the same customer.

**	For certain contracts, a strategy is used locking in price components (CBOT, premium, or cost).